SUPPLEMENTAL CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net income	$ (2,480,363)	$ 5,384,318	$ 2,860,628	$ 5,647,830	$ 1,082,382
Adjustments to reconcile net income to net cash provided by operating activities:
Unit-based compensation	96,250		17,500
Unrealized (gain) loss on derivatives	2,023,572	6,393	643,481	(1,493,041)	1,226,864
Loss on early extinguishment of debt	902,625		2,905,259
Amortization expense	4,931,670	3,973,704	5,382,671	4,464,124	1,738,715
Amortization of above- and below- market lease	(967,958)	(619,062)	(847,998)	(630,801)	(271,334)
Amortization of deferred loan costs	1,100,006	1,138,729	1,545,605	1,107,771	350,258
Receivables interest accretion	(21,450)	(49,356)	(51,899)	(68,977)	(49,978)
Impairments	3,578,744	8,450	258,834	1,005,478	183,271
Gain on the sale of real property interest	(82,026)
Allowance for investments in receivables	0	4,465	4,465	25,304	0
Allowance for doubtful accounts				30	1,036
Changes in operating assets and liabilities:
Rent receivables, net	(594,783)	(178,050)	(59,728)	75,263	(217,699)
Accounts payable and accrued liabilities	355,866	(273,822)	713,532	204,602	832,228
Deferred rent receivables	(195,130)	(193,880)	(249,393)	(210,017)	(129,173)
Prepaid rent	857,975	16,618	471,913	926,317	1,069,649
Due from Landmark and affiliates	(1,160,985)	(215,779)	380,706	111,567	(1,167,876)
Other assets	248,789		(399,222)
Net cash provided by operating activities	8,592,802	9,002,728	13,576,354	11,165,450	4,648,343
Investing activities
Acquisition of land	(5,082,027)	(531,266)	(371,570)	(1,420,548)	(880,033)
Acquisition of real property interests	(88,864,100)	(15,125,866)	(19,091,737)	(38,823,030)	(66,493,755)
Net proceeds from sale of real property interest	223,487
Acquisition of receivables	(142,062)				(9,961,371)
Repayments of receivables	523,608	596,926	751,735	702,368	267,373
Net cash used in investing activities	(93,341,094)	(15,060,206)	(18,711,572)	(39,541,210)	(77,067,786)
Financing activities
Proceeds from initial public offering, net of offering costs of $9,519,321	46,941,545		42,730,679
Proceeds from sale of subordinated units to Landmark			39,272,905
Proceeds from the revolving credit facility	141,200,000		75,000,000
Proceeds from secured debt facilities		18,119,311	26,899,141	59,202,456	81,457,684
Principal payments on the revolving credit facility	(50,700,000)		(1,000,000)
Principal payments on secured debt facilities	(31,077,018)	(261,200)	(95,752,346)	(1,024,930)
Deferred loan costs	(699,078)	(2,039,449)	(4,452,472)	(3,233,537)	(3,542,976)
Contribution from Contributing Landmark Funds members		(614,434)		500,000	52,418,850
Capital contribution to fund general and administrative expense reimbursement	1,173,925
Distributions to Contributing Landmark Funds members		(6,352,875)	(67,282,062)	(25,716,825)	(32,197,602)
Distributions to limited partners	(6,719,740)
Contributions from Acquired Funds members	101,425	2,873,744	1,019,378	1,500,000	12,000,000
Distributions to Acquired Funds members	(465,917)	(1,135,285)	(5,299,506)	(1,826,797)	(12,967,632)
Consideration paid to General partner associated with Acquired Assets	(15,044,868)	(5,092,393)	(6,726,718)	(25,235,417)	340,697
Net cash provided by (used in) financing activities	84,710,274	5,497,419	4,408,999	4,164,950	97,509,021
Net increase (decrease) in cash and cash equivalents	(38,018)	(560,059)	(726,219)	(24,210,810)	25,089,578
Cash and cash equivalents at beginning of period	311,108	1,037,327	1,037,327	25,248,137	158,559
Cash and cash equivalents at end of period	$ 273,090	$ 477,268	$ 311,108	$ 1,037,327	$ 25,248,137